Redeemable Convertible Preferred Stock And Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Redeemable Convertible Preferred Stock And Stockholders' Equity [Abstract]
Redeemable Convertible Preferred Stock And Stockholders' Equity

12. REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY

Initial Public Offering—In May 2011, the Company closed its IPO of 9,016,000 shares of its Class A common stock, which included 6,003,804 shares of Class A common stock sold by the Company (inclusive of 1,176,000 shares of Class A common stock from the full exercise of the overallotment option of shares granted to the underwriters) and 3,012,196 shares of Class A common stock sold by the selling stockholders. The public offering price of the shares sold in the offering was $45.00 per share. The Company did not receive any proceeds from the sales of shares by the selling stockholders. The total gross proceeds from the offering to the Company were $270,171,000. After deducting underwriting discounts and commissions and offering expenses payable by the Company, the aggregate net proceeds received by the Company totaled approximately $248,406,000.

Preferred Stock—Prior to its IPO, the Company had outstanding 17,238,579 shares designated as Series A convertible preferred stock, 17,450,991 shares designated as Series B convertible preferred stock, 4,357,644 designated as Series C redeemable convertible preferred stock and 6,599,987 designated as Series D redeemable convertible preferred stock. Each share of preferred stock was convertible into one share of common stock. Immediately prior to the completion of the Company's IPO on May 19, 2011, all shares of outstanding preferred stock automatically converted into 45,647,201 shares of the Company's Class B common stock.

Warrant—In connection with the line of credit agreement, on September 20, 2004, the Company issued a warrant to purchase 70,365 shares of Series A convertible preferred stock with an exercise price of $0.32 per share. The fair value of the warrant, based on an option valuation model, which approximates a binomial lattice model, was $15,000 and was reflected as a discount to borrowings under the financing. The warrant was exercisable for seven years from the date of issuance. At December 31, 2009, the warrant for 70,365 shares of Series A convertible preferred stock was outstanding.

In May 2010, the warrant was exercised. As a result, the Company issued 70,365 shares of Series A convertible preferred stock and received proceeds of $23,000. The Company recalculated the fair value of the warrant using an option pricing model at the date of exercise and recorded $92,000 as other expense for the year ended December 31, 2010.

Common Stock—At December 31, 2009 and 2010, there were 120,000,000 shares of common stock authorized, and 41,745,728 and 43,308,742 shares, respectively, issued and outstanding. Following its IPO on May 19, 2011, the Company has two classes of authorized common stock outstanding; Class A common stock and Class B common stock. As of September 30, 2011, there were 9,427,987 shares and 86,856,372 shares of Class A common stock and Class B common stock, respectively, issued and outstanding.

Common Stock Reserved for Future Issuance—As of December 31, 2010, the Company had reserved the following shares of common stock for future issuances in connection with the following:

Series A convertible preferred stock	17,238,579
Series B convertible preferred stock	17,450,991
Series C redeemable convertible preferred stock	4,357,644
Series D redeemable convertible preferred stock	6,800,349
Stock option plan:
Options outstanding	15,202,015
Options available for future grants	952,873

Total	62,002,451

Equity Incentive Plans—The Company has two equity incentive plans: the Amended and Restated 2003 Stock Incentive Plan (the "2003 Plan") and the 2011 Equity Incentive Plan (the "2011 Plan"). Under the 2003 Plan, 34,814,756 shares of common stock were reserved for the issuance of incentive stock options ("ISOs"), nonstatutory stock options ("NSOs"), or to eligible participants as of December 31, 2010. Upon the IPO, 2,000,000 shares were initially reserved under the 2011 Plan and all shares that were reserved under the 2003 Plan but not issued were assumed by the 2011 Plan. Following the IPO, any shares subject to options or other similar awards granted under the 2003 Plan that expire, are forfeited, are repurchased by us or otherwise terminate unexercised will become available under the 2011 Plan. As of September 30, 2011 the total number of shares available under the 2011 Plan is 31,828,939 shares. No additional shares will be issued under the 2003 Plan. Under the 2011 Plan, the Company has the ability to issue ISOs, NSOs, stock appreciation rights, restricted stock, restricted stock units ("RSUs"), performance units and/or performance shares and 31,828,939 shares of Class A common stock were reserved for issuance to eligible participants as of September 30, 2011. The ISOs and NSOs will be granted at a price per share not less than the fair value at date of grant. Options granted to date generally vest over a four-year period with 25% vesting at the end of one year and the remaining vest monthly thereafter. Options granted generally are exercisable up to 10 years. The Company began granting RSUs in June 2011, which generally vest over a four-year period with 25% vesting at the end of one year and the remaining vest quarterly thereafter.

Early Exercise of Stock Options—The Company typically allows employees to exercise options granted under the 2003 Plan prior to vesting. The unvested shares are subject to the Company's repurchase right at the original purchase price. The proceeds initially are recorded as an accrued liability from the early exercise of stock options (see Note 8, Accrued Liabilities), and reclassified to common stock as the Company's repurchase right lapses. The Company has issued common stock of 289,000, 655,000 and 980,000 shares during the years ended December 31, 2009 and 2010, and the nine months ended September 30, 2011, respectively, for stock options exercised prior to vesting. During the years ended December 31, 2009 and 2010, and the nine months ended September 30, 2011, the Company repurchased 225,983, 233,812 and 18,989 shares, respectively, of common stock related to unvested stock options, at the original exercise price due to the termination of employees. During the year ended December 31, 2009, the Company also reacquired 1,645,826 shares of common stock related to unvested stock options originally tendered by executing notes payable to the Company. The shares were reacquired due to the termination of the respective employees. The Company did not reacquire any shares of common stock related to unvested stock options originally tendered by executing notes payable during the year ended December 31, 2010 or the nine months ended September 30, 2011. At December 31, 2009 and 2010, and September 30, 2011, 1,312,493, 981,172 and 998,663 shares held by employees and directors were subject to repurchase at an aggregate price of $1,067,000, $3,563,000 and $5,922,000, respectively.

On March 3, 2009, the Company's Board of Directors approved an executive loan program. The program allows certain executives of the Company to exercise options to purchase common stock of the Company granted to them by executing promissory notes payable to the Company in an aggregate principal amount not to exceed $750,000 per participating executive. The loan program contains provisions to ensure compliance with federal securities laws, which prohibit companies from extending credit to certain executives. The Company has the right to repurchase some or all of the shares by cancellation of the notes in advance of filing a registration statement with the SEC. Promissory notes payable to the Company were $3,211,000 and $3,575,000 as of December 31, 2009 and 2010, respectively, but are not recorded within the consolidated balance sheet as these notes are considered in substance non-recourse. In January 2011, all promissory notes outstanding as of December 31, 2010 under the executive loan program were repaid in full.

Employee Stock Purchase Plan—Concurrent with the effectiveness of the Company's registration statement on Form S-1 on May 18, 2011, the Company's 2011 Employee Stock Purchase Plan (the "ESPP") became effective. The ESPP allows eligible employees to purchase shares of the Company's Class A common stock at a discount through payroll deductions of up to 10% of their eligible compensation, subject to any plan limitations. The ESPP provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company's Class A common stock on the first trading day of the offering period or on the last day of the offering period.

Stock Option Activity—A summary of stock option activity for the year ended December 31, 2010 and the nine months ended September 30, 2011, is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
	Number of Shares	Weighted-Average Exercise Price
Outstanding—December 31, 2009	12,563,548	$2.37
Granted	5,282,733	7.30
Exercised	(1,796,826)	2.80
Canceled or expired	(847,440)	3.41

Outstanding—December 31, 2010	15,202,015	$3.97
Granted (unaudited)	4,011,305	24.22
Exercised (unaudited)	(1,343,601)	4.66
Canceled or expired (unaudited)	(667,283)	7.51

Outstanding—September 30, 2011 (unaudited)	17,202,436	$8.50	7.90	$1,197,135

Options vested and expected to vest as of December 31, 2010	14,001,591	$3.85	8.42	$148,494

Options vested and exercisable as of December 31, 2010	4,539,200	$2.15	7.68	$55,881

Options vested and expected to vest as of September 30, 2011 (unaudited)	16,335,211	$8.08	7.85	$1,143,650

Options vested and exercisable as of September 30, 2011 (unaudited)	6,559,613	$2.86	6.93	$493,422

Aggregate intrinsic value represents the difference between the Company's estimated fair value of its common stock and the exercise price of outstanding, in-the-money options. The Company's estimated fair value of its common stock was $14.46 as of December 31, 2010. The Company's closing stock price as reported on the New York Stock Exchange was $78.08 on September 30, 2011. The total intrinsic value of options exercised was approximately $556,000, $677,000, $6,005,000 and $28,283,000 for the years ended December 31, 2008, 2009 and 2010, and for the nine months ended September 30, 2011, respectively. The weighted-average grant date fair value of options granted was $2.67, $1.68, $3.99 and $13.13 for the years ended December 31, 2008, 2009 and 2010, and for the nine months ended September 30, 2011, respectively.

As of December 31, 2010 and September 30, 2011, total unrecognized compensation cost, adjusted for estimated forfeitures, related to nonvested stock options was approximately $25,975,000 and $55,036,000, which is expected to be recognized over the next 2.75 years and 2.58 years, respectively.

The following table summarizes information about outstanding and vested stock options as of December 31, 2010:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.06 - $1.50	1,399,391	6.49	$0.77	1,091,780	$0.68
$2.00	10,000	7.20	2.00	6,875	2.00
$2.32	6,141,481	7.98	2.32	2,705,251	2.32
$3.50	2,945,976	8.78	3.50	634,175	3.50
$4.80	1,144,409	9.13	4.80	93,539	4.80
$5.56	6,500	7.66	5.56	6,500	5.56
$6.20	1,486,182	9.39	6.20	—	—
$8.27	1,371,876	9.74	8.27	—	—
$8.97	264,280	9.81	8.97	—	—
$14.46	431,920	9.94	14.46	1,080	14.46

Total	15,202,015	8.47	$3.97	4,539,200	$2.15

RSU Activity—A summary of RSU activity for the nine months ended September 30, 2011, is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested—December 31, 2010	—	$—
Granted (unaudited)	439,490	83.52
Released (unaudited)	—	—
Canceled or expired (unaudited)	(4,400)	83.72

Unvested—September 30, 2011 (unaudited)	435,090	$83.52

As of September 30, 2011, total unrecognized compensation cost, adjusted for estimated forfeitures, related to RSUs was approximately $29,264,000, which is expected to be recognized over the next 4.00 years.

Stock-Based Compensation Expense—The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation, including the fair value of the Company's common stock, the expected term (the period of time that the options granted are expected to be outstanding), the volatility of the Company's common stock, a risk-free interest rate, and expected dividends. The Company also estimates forfeitures of unvested stock options. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for options that do not vest. The Company uses the simplified calculation of expected life described in the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on an average of the historical volatilities of the common stock of several entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The Company uses an expected dividend yield of zero, as it does not anticipate paying any dividends in the foreseeable future. Expected forfeitures are based on the Company's historical experience.

The Company uses the straight-line method for expense attribution. The following table presents the weighted-average assumptions used to estimate the fair value of options granted during the periods presented:

	Year Ended December 31,			Nine Months Ended September 30, 2011
	2008	2009	2010
				(Unaudited)
Volatility	70%	67%	58%	55%
Expected dividend yield	—	—	—	—
Risk-free rate	3.14%	2.37%	2.15%	2.59%
Expected term (in years)	6.08	6.01	6.08	6.07

The following table presents the weighted-average assumptions used to estimate the fair value of the ESPP during the periods presented:

Nine Months Ended September 30, 2011
(Unaudited)
Volatility	75%
Expected dividend yield	—
Risk-free rate	0.08%
Expected term (in years)	0.5

The following table presents the effects of stock-based compensation related to stock-based awards to employees and nonemployees on the Company's consolidated statements of operations during the periods presented (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Cost of revenue	$298	$370	$439	$301	$964
Sales and marketing	513	657	1,225	844	5,780
Product development	1,214	2,346	3,248	2,155	8,202
General and administrative	2,580	2,779	3,920	2,820	4,210

Total stock-based compensation	$4,605	$6,152	$8,832	$6,120	$19,156
Tax benefit from stock-based compensation	—	(27)	(1,526)	(1,064)	(3,339)

Total stock-based compensation, net of tax effect	$4,605	$6,125	$7,306	$5,056	$15,817

During the years ended December 31, 2008, 2009 and 2010, and the nine months ended September 30, 2010 and 2011, the Company capitalized $87,000, $118,000, $314,000, $210,000 and $399,000, respectively, of stock-based compensation as website development costs. Management modified or accelerated the vesting terms for certain employee options, which resulted in an additional $1,200,000, $94,000 and $1,375,000 of stock-based compensation expense for the years ended December 31, 2008 and 2009, and the nine months ended September 30, 2011, respectively. There were no material modifications to stock option awards for the year ended December 31, 2010.

On February 24, 2009, the Company's Board of Directors approved a common stock option repricing whereby previously granted and unexercised options held by current employees with exercise prices above $2.32 were repriced to $2.32 per share which represented the per share fair value of the Company's common stock as of the date of the repricing, with no modification to the vesting schedule of the previously issued options. As a result, 2,429,750 options originally granted to purchase common stock at prices ranging from $2.50 to $5.56 were repriced under this program. This repricing is estimated to result in incremental stock-based compensation expense of $909,000. Expense related to vested shares was expensed on the repricing date and expense related to nonvested shares is being amortized over the remaining term of the option.